Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN SMARTRETIREMENT FUNDS
JPMORGAN TRUST IV
JPMorgan SmartRetirement® 2065 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 13, 2023
to the current Summary Prospectuses and Prospectuses dated November 1, 2022
As part of the annual review process, effective February 1, 2023, the glide path in the “What are the Fund’s main investment strategies?” and the “More About the Funds- Principal Investment Strategies” sections of each Fund’s summary prospectuses and prospectuses (other than the JPMorgan SmartRetirement Income Fund) have been revised and replaced with the following:
Effective February 1, 2023, the Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s summary prospectuses and prospectuses have been revised and replaced with the following:
JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement 2055 Fund, JPMorgan SmartRetirement 2060 Fund and JPMorgan SmartRetirement 2065 Fund

Target Allocations[1]
Equity	94.00%
U.S. Large Cap Equity	46.00%
U.S. Mid Cap Equity	6.60%
U.S. Small Cap Equity	5.65%
REITs	1.90%
International Equity	24.90%
Emerging Markets Equity	8.95%

Fixed Income	6.00%
U.S. Fixed Income	4.80%
Inflation Managed	0.00%
High Yield Fixed Income	0.85%
Emerging Markets Debt	0.35%

Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan SmartRetirement 2065 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN SMARTRETIREMENT FUNDS
JPMORGAN TRUST IV
JPMorgan SmartRetirement® 2065 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 13, 2023
to the current Summary Prospectuses and Prospectuses dated November 1, 2022
As part of the annual review process, effective February 1, 2023, the glide path in the “What are the Fund’s main investment strategies?” and the “More About the Funds- Principal Investment Strategies” sections of each Fund’s summary prospectuses and prospectuses (other than the JPMorgan SmartRetirement Income Fund) have been revised and replaced with the following:
Effective February 1, 2023, the Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s summary prospectuses and prospectuses have been revised and replaced with the following:
JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement 2055 Fund, JPMorgan SmartRetirement 2060 Fund and JPMorgan SmartRetirement 2065 Fund

Target Allocations[1]
Equity	94.00%
U.S. Large Cap Equity	46.00%
U.S. Mid Cap Equity	6.60%
U.S. Small Cap Equity	5.65%
REITs	1.90%
International Equity	24.90%
Emerging Markets Equity	8.95%

Fixed Income	6.00%
U.S. Fixed Income	4.80%
Inflation Managed	0.00%
High Yield Fixed Income	0.85%
Emerging Markets Debt	0.35%

Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE